FINANCE LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
FINANCE LEASES	FINANCE LEASES
As of December 31, 2022, we held seven vessels under finance lease (December 31, 2021: seven vessels). With reference to Note 10, ''Operating Leases'', we have leased in eight vessels from SFL,a related party, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2022. The daily time charter rate for vessels classified as finance lease was $19,135, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $16,435 up until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. For the finance leases, the profit share mechanism is calculated based on a base rate of $14,900 adjusted for LIBOR based variable lease consideration. For further description of the calculation of the profit share element and payment structure, refer to Note 10, "Operating Leases". The average daily rate was calculated to be $18,159 for finance leases in 2022 and there was $3.0 million in profit share for all eight SFL vessels in 2022 ($9.8 million and $37.9 thousand in 2021 and 2020, respectively). Contingent or variable lease expense for the eight SFL leases was recorded in 2022 as interest expense of $0.6 million. In 2021 and 2020 we recorded the variable lease expense of $2.0 million and $0.7 million, respectively. For a description of purchase options, refer to Note 10, "Operating Leases". The lease term for these vessels has been determined to be 13 years.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2021	113,480
Additions	—
Depreciation	(14,945)
Impairment	—
Balance as of December 31, 2021	98,535
Additions	—
Depreciation	(14,946)
Impairment	—
Balance as of December 31, 2022	83,589

In 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the start of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2021	151,205
Additions	—
Repayments	(32,237)
Interest expense on obligations under finance lease	8,762
Balance as of January 1, 2022	127,730
Additions	—
Repayments	(29,059)
Interest expense on obligations under finance lease	7,304
Balance as of December 31, 2022	105,975
Current portion	18,387
Non-current portion	87,588

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 5.6 years as of December 31, 2022. The weighted average discount rate was 6.3% and the weighted average lease term was 6.6 years as of December 31, 2021.

The outstanding obligations under finance leases as of December 31, 2022 are payable as follows:

(in thousands of $)
2023	24,484
2024	24,553
2025	22,551
2026	20,617
2027	20,617
Thereafter	12,320
Minimum lease payments	125,142
Less: imputed interest	(19,167)
Present value of obligations under finance leases	105,975
With regard to the eight SFL Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.